Risk Management Section - Non-performing Loans: ING Bank portfolio portfolio, outstandings by economic sector and business lines (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Non performing Loans [line items]
Financial assets	€ 876,444	€ 836,747
Non performing Loans [member]
Non performing Loans [line items]
Financial assets	11,102	12,481
Non performing Loans [member] | Wholesale Banking [member]
Non performing Loans [line items]
Financial assets	4,370	5,385
Non performing Loans [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	4,229	4,679
Non performing Loans [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	2,188	2,109
Non performing Loans [member] | Corporate Line [member]
Non performing Loans [line items]
Financial assets	313	308
Private Individuals [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	3,698	4,094
Private Individuals [member] | Non performing Loans [member] | Wholesale Banking [member]
Non performing Loans [line items]
Financial assets	1	1
Private Individuals [member] | Non performing Loans [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	2,163	2,567
Private Individuals [member] | Non performing Loans [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	1,535	1,526
Natural resources [Member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	1,022	1,742
Natural resources [Member] | Non performing Loans [member] | Wholesale Banking [member]
Non performing Loans [line items]
Financial assets	925	1,673
Natural resources [Member] | Non performing Loans [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	43	21
Natural resources [Member] | Non performing Loans [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	54	48
Real estate [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	1,159	1,523
Real estate [member] | Non performing Loans [member] | Wholesale Banking [member]
Non performing Loans [line items]
Financial assets	823	1,149
Real estate [member] | Non performing Loans [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	333	367
Real estate [member] | Non performing Loans [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	3	7
Transportation & Logistics [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	804	983
Transportation & Logistics [member] | Non performing Loans [member] | Wholesale Banking [member]
Non performing Loans [line items]
Financial assets	599	749
Transportation & Logistics [member] | Non performing Loans [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	177	219
Transportation & Logistics [member] | Non performing Loans [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	28	16
Builders & Contractors [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	889	863
Builders & Contractors [member] | Non performing Loans [member] | Wholesale Banking [member]
Non performing Loans [line items]
Financial assets	405	390
Builders & Contractors [member] | Non performing Loans [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	332	344
Builders & Contractors [member] | Non performing Loans [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	152	130
General Industries [Member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	693	612
General Industries [Member] | Non performing Loans [member] | Wholesale Banking [member]
Non performing Loans [line items]
Financial assets	373	340
General Industries [Member] | Non performing Loans [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	186	152
General Industries [Member] | Non performing Loans [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	135	120
Services [Member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	563	578
Services [Member] | Non performing Loans [member] | Wholesale Banking [member]
Non performing Loans [line items]
Financial assets	260	282
Services [Member] | Non performing Loans [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	265	255
Services [Member] | Non performing Loans [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	38	41
Food, Beverages & Personal Care [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	775	570
Food, Beverages & Personal Care [member] | Non performing Loans [member] | Wholesale Banking [member]
Non performing Loans [line items]
Financial assets	372	164
Food, Beverages & Personal Care [member] | Non performing Loans [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	294	304
Food, Beverages & Personal Care [member] | Non performing Loans [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	109	102
Other [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	1,497	1,516
Other [member] | Non performing Loans [member] | Wholesale Banking [member]
Non performing Loans [line items]
Financial assets	612	639
Other [member] | Non performing Loans [member] | Retail Benelux [member]
Non performing Loans [line items]
Financial assets	436	450
Other [member] | Non performing Loans [member] | Retail Challengers & Growth Markets [member]
Non performing Loans [line items]
Financial assets	135	119
Other [member] | Non performing Loans [member] | Corporate Line [member]
Non performing Loans [line items]
Financial assets	€ 314	€ 308